Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 203,780	$ 10,376	$ 177,718	$ 152,360
Gross profit	91,686	4,668	79,662	72,030
Income before income taxes	(7,100)	(362)	14,455	14,880
Depreciation and amortization	10,864		8,666	7,144
Total assets	285,677		279,256	210,249	$ 14,546
Total liabilities	144,967		150,023	101,514	$ 7,381
Capital expenditures	14,612		12,391	11,484
Equity in earnings of associated companies and joint ventures	60	$ 3	147	155
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Gross profit	45,106		43,569	40,130
Depreciation and amortization	4,801		4,750	4,404
Total assets	135,363		136,252	133,941
Total liabilities	91,385		95,342	80,963
Capital expenditures	8,231		6,597	4,672
Equity in earnings of associated companies and joint ventures	(63)		149	97
South America segment [member]
Disclosure of operating segments [line items]
Gross profit	37,756		29,263	27,532
Depreciation and amortization	3,442		3,078	2,489
Total assets	122,042		130,019	69,281
Total liabilities	43,637		48,391	17,528
Capital expenditures	4,686		4,240	5,686
Equity in earnings of associated companies and joint ventures	123		(2)	58
Asia [member] | Separate reportable segment under IFRS eight [member]
Disclosure of operating segments [line items]
Revenue			22,768	19,576
Gross profit			7,678	5,325
Income before income taxes			486	334
Depreciation and amortization			2,163	2,369
Total assets			28,066	22,002
Total liabilities			9,634	6,493
Capital expenditures			3,342	1,778
Asia [member] | Coca-Cola FEMSA Philippines, Inc. [member] | Mexico and central America segment [member]
Disclosure of operating segments [line items]
Equity in earnings of associated companies and joint ventures			93	86
Asia [member] | Coca-Cola FEMSA Philippines, Inc. [member] | Separate reportable segment under IFRS eight [member]
Disclosure of operating segments [line items]
Equity in earnings of associated companies and joint ventures			11,460	9,996
Mexico [member] | Mexico and central America segment [member]
Disclosure of operating segments [line items]
Revenue	79,836		74,413	67,772
Total assets	133,315		122,552	123,585
Total liabilities	88,283		92,303	78,834
Brazil [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue	58,518		43,900	37,825
Total assets	95,713		104,092	49,448
Total liabilities	31,580		39,600	10,753
Colombia [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue	14,222		15,120	12,984
Total assets	14,180		20,581	15,182
Total liabilities	7,993		5,547	3,977
Argentina [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue	13,869		12,273	13,943
Total assets	5,301		5,346	4,651
Total liabilities	$ 3,660		$ 3,244	$ 2,798